INTANGIBLE ASSETS AND GOODWILL (Details Narrative) - USD ($)	2 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Oct. 31, 2023
Intangible Assets And Goodwill
Additions grower licenses		$ 532,000